Fees Summary	Sep. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,026,000
Previously Paid Amount	0.00
Total Fee Amount	417.89
Total Offset Amount	0.00
Net Fee	417.89
Narrative - Max Aggregate Offering Price	$ 3,026,000
Final Prospectus	true